Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Other income	$ 311,412	$ 76,879
Revenue from contract with customer
Expenses
Corporate expenses	(456,743)	(98,419)
IPO related expenses	(637,594)	(102,941)
Depreciation and amortisation expenses	(606,497)	(609,274)
Research expenses	(314,472)	(100,934)
Employment Expenses	(248,655)	(519,687)
Advertising & marketing expense	(118,211)	(18,200)
Consulting Fees	(409,134)	(750)
Other expenses	(203,680)	(25,527)
Operating loss	(2,683,574)	(1,398,853)
Finance costs	(620,785)	(286,791)
Loss before income tax expense	(3,304,359)	(1,685,644)
Income tax expense
Loss after income tax expense for the period attributable to the owners of Gelteq Limited	(3,304,359)	(1,685,644)
Other comprehensive income for the period, net of tax
Total comprehensive loss for the period attributable to the owners of Gelteq Limited	$ (3,304,359)	$ (1,685,644)
Basic loss per share (in Dollars per share)	$ (0.38)	$ (0.21)
Diluted loss per share (in Dollars per share)	$ (0.38)	$ (0.21)